CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Issued capital [member]		Share premium [member]	Reserve for share-based payment [member]	Currency translation adjustments [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021		$ 363		$ 137,566	$ 5,340	$ (2,188)	$ (83,756)	$ 57,325
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income							(13,349)	(13,349)
Exercise of share options		1		436	(437)
Expiration of share options				197	(197)
Issuance of shares, net			[1]	(53)				(53)
Cost of share-based payment					1,474			1,474
Ending balance, value at Dec. 31, 2022		364		138,146	6,180	(2,188)	(97,105)	45,397
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income							(4,197)	(4,197)
Exercise of share options		3		798	(801)
Expiration of share options				1,400	(1,400)
Cost of share-based payment					381			381
Ending balance, value at Dec. 31, 2023		367		140,344	4,360	(2,188)	(101,302)	41,581
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income							2,921	2,921
Exercise of share-based payment info shares		1		805	(789)			17
Forfeiture of share options				140	(140)
Issuance of shares, net	[2]	45		16,308				16,353
Cost of share-based payment					1,441			1,441
Ending balance, value at Dec. 31, 2024		$ 413		$ 157,597	$ 4,872	$ (2,188)	$ (98,381)	$ 62,313

[1]	Less than $1
[2]	Net of issuance expenses of $222 thousand